Cash and bank balances	12 Months Ended
Mar. 31, 2023
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents
16.
Cash and bank balances

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Cash and cash equivalents
Cash and cheque on hand	0	1	0
Balance with banks
- On current accounts	27,359	14,500	176
- Deposits with original maturity of less than 3 months #	1,020	23,681	288
	28,379	38,182	465
Bank balances other than cash and cash equivalents
Deposits with
- Remaining maturity of less than twelve months #	50,741	37,837	460
- Remaining maturity of more than twelve months #	1,318	1,003	12
	52,059	38,840	473
Less: amount disclosed under financial assets (others) (refer Note 10) #	(1,318)	(1,003)	(12)
Total	50,741	37,837	460

Fixed deposits of INR 13,584 (March 31, 2022: INR 11,307) are under lien with various banks for the purpose of Debt Service Reserve Account and as margin money for the purpose of letter of credit / bank guarantee etc.

# The bank deposits have an original maturity period of 9 days to 3,654 days and carry an interest rate of 2.75% - 8.00% per annum which is receivable on maturity.